Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, amount at Dec. 31, 2009		$ 17,669	$ 10,152,118		$ (6,217,899)	$ 3,951,888
Beginning Balance, shares at Dec. 31, 2009		17,668,500
Common shares issued for consulting services, shares		83,000
Common shares issued for consulting services, value		83	41,417			41,500
Common shares cancelled in sale of subsidiary, shares		(6,331,050)
Common shares cancelled in sale of subsidiary, value		(6,331)	6,331
Stock option and warrant expense			1,575,768			1,575,768
Stock warrant liability contributed by shareholders			136,500			136,500
Common shares issued for cash, shares		434,782
Common shares issued for cash, value		434	499,565			499,999
Net loss for the year end					(3,587,553)	(3,587,553)
Ending Balance, amount at Dec. 31, 2010		11,855	12,420,166		(9,805,452)	2,626,569
Liability paid on behalf of the Company by a shareholder at Dec. 31, 2010			8,467			8,467
Ending Balance, shares at Dec. 31, 2010		11,855,232
Common shares issued for consulting services, shares		743,903
Common shares issued for consulting services, value		744	972,406			973,150
Stock option and warrant expense			7,809,893			7,809,893
Common stock issued for options cancellation, shares		72,813
Common stock issued for options cancellation, value		73	95,712			95,785
Common stock issued for acquisition of subsidiary, shares		5,779,762
Common stock issued for acquisition of subsidiary, value		5,780	10,164,229	(2,632,192)		7,537,817
Common stock issued for license, shares		150,000
Common stock issued for license, value		150	176,850			177,000
Common stock issued for employee incentives, shares		66,667
Common stock issued for employee incentives, value		66	114,601			114,667
Common stock issued for exercise of options, shares		34,805
Common stock issued for exercise of options, value		35	17,965			18,000
Preferred shares issued for cash, shares	200,000
Preferred shares issued for cash, value	200		1,999,800			2,000,000
Net loss for the year end					(14,108,343)	(14,108,343)
Ending Balance, amount at Dec. 31, 2011	$ 200	$ 18,703	$ 33,771,622	$ (2,632,192)	$ (23,913,795)	$ 7,244,538
Ending Balance, shares at Dec. 31, 2011	200,000	18,703,182